Tidal Trust I

234 W Florida St, Suite 700

Milwaukee, WI 53204

April 2, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E. Washington, DC 20549

Re:	Tidal Trust I (the “Trust”)

File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the SP Funds S&P 500 Sharia Industry Exclusions ETF, SP Funds Dow Jones Global Sukuk ETF and SP Funds S&P Global REIT Sharia ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective March 30, 2026, and filed electronically as Post-Effective Amendment No. 305 to the Trust’s Registration Statement on Form N-1A on March 26, 2026.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews

David Mathews

SVP of Legal Services

Tidal Investments LLC, on behalf of Tidal Trust I